Nationwide Risk-Managed Income ETF
Schedule of Investments
November 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 102.0%
	Communication Services - 20.1%
8,071	Activision Blizzard, Inc.	$641,483
2,841	Alphabet, Inc. - Class A (a)	4,984,250
2,811	Alphabet, Inc. - Class C (a)	4,949,440
2,775	Baidu, Inc. - ADR (a)	385,697
2,267	Charter Communications, Inc. - Class A (a)	1,478,061
49,136	Comcast Corporation - Class A	2,468,594
3,009	Electronic Arts, Inc.	384,400
19,874	Facebook, Inc. - Class A (a)	5,504,503
3,711	Fox Corporation - Class A	107,025
2,774	Fox Corporation - Class B	78,726
1,810	Liberty Global plc - Class A (a)	40,761
4,566	Liberty Global plc - Class C (a)	98,808
3,526	NetEase, Inc. - ADR	318,645
4,647	Netflix, Inc. (a)	2,280,282
47,115	Sirius XM Holdings, Inc.	305,776
1,133	Take-Two Interactive Software, Inc. (a)	204,518
12,770	T-Mobile US, Inc. (a)	1,697,644
		25,928,613
	Consumer Discretionary - 19.7%
4,138	Amazon.com, Inc. (a)	13,109,349
390	Booking Holdings, Inc. (a)	791,096
2,496	Dollar Tree, Inc. (a)	272,663
7,349	eBay, Inc.	370,610
1,441	Expedia Group, Inc.	179,390
9,936	JD.com, Inc. - ADR (a)	848,037
1,204	Lululemon Athletica, Inc. (a)	445,745
3,383	Marriott International, Inc. - Class A	429,201
472	MercadoLibre, Inc. (a)	733,172
709	O’Reilly Automotive, Inc. (a)	313,690
2,950	Pinduoduo, Inc. - ADR (a)	409,490
3,799	Ross Stores, Inc.	408,468
12,621	Starbucks Corporation	1,237,111
9,753	Tesla, Inc. (a)	5,535,803
5,472	Trip.com Group, Ltd. - ADR (a)	183,804
552	Ulta Beauty, Inc. (a)	152,021
		25,419,650
	Consumer Staples - 5.1%
4,714	Costco Wholesale Corporation	1,846,804
15,089	Keurig Dr Pepper, Inc.	459,460
12,995	Kraft Heinz Company	428,055
15,216	Mondelez International, Inc. - Class A	874,160
5,676	Monster Beverage Corporation (a)	481,211
14,955	PepsiCo, Inc.	2,156,959
9,498	Walgreens Boots Alliance, Inc.	361,019
		6,607,668
	Health Care - 6.2%
2,346	Alexion Pharmaceuticals, Inc. (a)	286,470
786	Align Technology, Inc. (a)	378,294
6,278	Amgen, Inc.	1,393,967
1,889	Biogen, Inc. (a)	453,681
1,810	BioMarin Pharmaceutical, Inc. (a)	142,447
3,303	Cerner Corporation	247,197
944	DexCom, Inc. (a)	301,778
13,601	Gilead Sciences, Inc.	825,173
868	IDEXX Laboratories, Inc. (a)	400,131

1,522	Illumina, Inc. (a)	490,221
2,267	Incyte Corporation (a)	191,652
1,133	Intuitive Surgical, Inc. (a)	822,614
3,619	Moderna, Inc. (a)	552,766
1,109	Regeneron Pharmaceuticals, Inc. (a)	572,277
1,751	Seagen, Inc. (a)	298,213
2,633	Vertex Pharmaceuticals, Inc. (a)	599,666
		7,956,547
	Industrials - 1.8%
976	Cintas Corporation	346,773
2,411	Copart, Inc. (a)	278,350
8,245	CSX Corporation	742,462
6,061	Fastenal Company	299,716
3,596	PACCAR, Inc.	313,068
1,671	Verisk Analytics, Inc.	331,376
		2,311,745
	Information Technology - 48.5% (b)
5,098	Adobe, Inc. (a)	2,439,240
12,045	Advanced Micro Devices, Inc. (a)	1,116,090
3,876	Analog Devices, Inc.	539,074
869	ANSYS, Inc. (a)	293,774
144,266	Apple, Inc.	17,174,867
9,858	Applied Materials, Inc.	813,088
709	ASML Holding NV - NY	310,351
2,268	Autodesk, Inc. (a)	635,562
4,567	Automatic Data Processing, Inc.	794,110
4,153	Broadcom, Inc.	1,667,762
2,931	Cadence Design Systems, Inc. (a)	340,875
1,442	CDW Corporation	188,167
1,522	Check Point Software Technologies, Ltd. (a)	179,109
45,394	Cisco Systems, Inc.	1,952,850
1,283	Citrix Systems, Inc.	158,989
5,760	Cognizant Technology Solutions Corporation - Class A	450,029
1,914	DocuSign, Inc. (a)	436,162
7,325	Fiserv, Inc. (a)	843,694
45,533	Intel Corporation	2,201,521
2,690	Intuit, Inc.	946,934
1,600	KLA Corporation	403,152
1,522	Lam Research Corporation	688,949
2,853	Maxim Integrated Products, Inc.	236,913
2,496	Microchip Technology, Inc.	335,437
11,820	Micron Technology, Inc. (a)	757,544
63,084	Microsoft Corporation	13,504,391
6,433	NVIDIA Corporation	3,448,473
2,931	NXP Semiconductors NV	464,329
3,799	Paychex, Inc.	353,877
12,386	PayPal Holdings, Inc. (a)	2,652,090
12,242	QUALCOMM, Inc.	1,801,655
1,671	Skyworks Solutions, Inc.	235,895
1,522	Splunk, Inc. (a)	310,762
1,522	Synopsys, Inc. (a)	346,255
10,014	Texas Instruments, Inc.	1,614,758
1,203	VeriSign, Inc. (a)	241,466
1,671	Workday, Inc. - Class A (a)	375,624
2,579	Xilinx, Inc.	375,373
1,733	Zoom Video Communications, Inc. - Class A (a)	828,998
		62,458,189
	Utilities - 0.6%
10,299	Exelon Corporation	422,980
5,676	Xcel Energy, Inc.	382,335
		805,315

	TOTAL COMMON STOCKS (Cost $113,693,735)			131,487,727

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 0.4%
107	Nasdaq 100 Index Put, Expiration: 12/18/2020, Exercise Price: $11,375.00	131,271,024		496,480
	TOTAL PURCHASED OPTIONS (Cost $1,403,710)			496,480

Shares	SHORT-TERM INVESTMENTS - 0.6%
	Money Market Funds - 0.6%
713,273	Invesco Government & Agency Portfolio - Institutional Class, 0.01% (d)			713,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $713,273)			713,273

	Total Investments (Cost $115,810,718) - 103.0%			132,697,480
	Liabilities in Excess of Other Assets - (3.0)%			(3,824,589)
	TOTAL NET ASSETS - 100.0%		$	$ 128,872,891

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Risk-Managed Income ETF
Schedule of Written Options
November 30, 2020 (Unaudited)

Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (3.0)%
		Call Options - (3.0)%
107		Nasdaq 100 Index Call, Expiration: 12/18/2020, Exercise Price: $12,100.00	$(131,271,024)	$(3,854,675)
		TOTAL WRITTEN OPTIONS (Premiums Received $2,581,738)		$(3,854,675)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Nationwide Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$131,487,727	$-	$-	$131,487,727
Purchased Options	-	496,480	-	496,480
Short-Term Investments	713,273	-	-	713,273
Total Investments in Securities	$132,201,000	$496,480	$-	$132,697,480

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$-	$(3,854,675)	$-	$(3,854,675)
Total Written Options	$-	$(3,854,675)	$-	$(3,854,675)

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.